Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment	Depreciation of property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings	39 years
Software	3 years
Laboratory equipment	5 to 7 years
Furniture & fixtures	5 years
IT equipment	3 years
Leasehold improvements	The lesser of the lease term or the life of the asset

Securities Excluded from the Computation of Potentially Dilutive Securities	The following table details those securities that have been excluded from the computation of potentially dilutive securities:

	As of December 31,
	2020	2019
Outstanding options	4,996,284	6,080,483
Outstanding RSUs	466,842	1,155,808
Outstanding related party warrants	1,638,000	1,638,000

Total	7,101,126	8,874,291

Amounts in the table above reflect the common stock equivalents of the noted instruments.
Schedule of Revenue
We generate a portion of its revenues from outside of the U.S. Information about our revenues from the different geographic regions for the years ended December 31, 2020, and 2019 is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019
United States	$513	$1,997
Europe	92	205

Total	$605	$2,202